Document and Entity Information - CAD	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Registrant Name	Canadian National Railway Company
Entity Central Index Key	0000016868
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	787,196,630
Entity Public Float		CAD 57,423,425,802.66
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	cni